CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - £ / shares	Jun. 30, 2018	Dec. 31, 2017
Common stock, par value	£ 0.01	£ 0.01
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	1,525,693,393	1,525,693,393
Common stock, shares outstanding	1,525,693,393	1,525,693,393